Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 1,841	$ 266	¥ (62,557)	¥ (59,285)